Loss Per Share (Details) - Summary of reconciliation of basic and diluted loss per share - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (5,480,000)	$ (46,459,000)	$ (88,424,000)	$ (47,519,000)	$ (178,594,000)
Denominator for Basic Loss Per Share	197,550,000	197,266,000	197,266,000	197,315,000	187,524,000
Effect of Dilutive Securities	0	0	0	0	0
Denominator for Diluted Loss per Share — Adjusted for Dilutive Securities	$ 197,550,000	$ 197,266,000	$ 197,266,000	$ 197,315,000	$ 187,524,000
Basic Loss Per Share	$ (0.03)	$ (0.24)	$ (0.45)	$ (0.24)	$ (0.95)
Dilutive Loss Per Share	$ (0.03)	$ (0.24)	$ (0.45)	$ (0.24)	$ (0.95)